Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 56.1%
$8,850,591	Alternative Loan Trust 2005-62 0.025%, 12/25/2035[1,2,3]	$18,850
3,570,000	Arbor Realty Commercial Real Estate Notes 2021-FL1 Ltd. 8.206%, (1-Month USD Libor+340 basis points), 12/15/2035[1,4,5]	3,311,248
4,000,000	Arbor Realty Commercial Real Estate Notes 2021-FL4 Ltd. 8.085%, (1-Month USD Libor+340 basis points), 11/15/2036[1,4,5]	3,691,390
2,038,378	Bellemeade Re 2020-2 Ltd. 10.845%, (1-Month USD Libor+600 basis points), 8/26/2030[1,4,5]	2,072,436
1,378,000	Bellemeade Re 2020-3 Ltd. 11.195%, (1-Month USD Libor+635 basis points), 10/25/2030[1,4,5]	1,433,325
1,750,000	Eagle RE 2021-2 Ltd. 8.810%, (30-Day SOFR Average+425 basis points), 4/25/2034[1,4,5]	1,741,102
	Freddie Mac Structured Agency Credit Risk Debt Notes
4,791,708	14.046%, (1-Month USD Libor+920 basis points), 10/25/2027[1,5]	5,013,806
1,557,504	12.395%, (1-Month USD Libor+755 basis points), 12/25/2027[1,5]	1,576,675
3,141,490	7.345%, (1-Month USD Libor+250 basis points), 12/25/2042[1,5]	2,872,622
219,025	7.845%, (1-Month USD Libor+300 basis points), 12/25/2042[1,5]	137,429
5,554,770	3.789%, 2/25/2048[1,3,4]	3,590,395
2,191,983	3.834%, 5/25/2048[1,3,4]	1,415,560
5,001,264	4.162%, 8/25/2048[1,3,4]	3,341,580
1,831,950	4.512%, 11/25/2048[1,3,4]	1,032,313
2,127,000	9.045%, (1-Month USD Libor+420 basis points), 2/25/2047[1,4,5]	2,176,770
3,100,000	8.895%, (1-Month USD Libor+405 basis points), 2/25/2049[1,4,5]	2,982,709
	JP Morgan Wealth Management
1,045,077	7.310%, (30-Day SOFR Average+275 basis points), 3/25/2051[1,4,5]	884,446
689,751	8.210%, (30-Day SOFR Average+365 basis points), 3/25/2051[1,4,5]	584,833
1,576,000	11.460%, (30-Day SOFR Average+690 basis points), 3/25/2051[1,4,5]	1,310,505
3,150,000	JPMorgan Chase Bank N.A. - CACLN 9.812%, 2/26/2029[1,4]	2,786,427
4,500,000	PNMAC GMSR Issuer Trust 2018-GT2 7.495%, (1-Month USD Libor+265 basis points), 8/25/2025[1,4,5]	4,455,242
2,350,000	Radnor RE 2020-1 Ltd. 7.845%, (1-Month USD Libor+300 basis points), 1/25/2030[1,4,5]	2,273,405
822,419	RESI Finance LP 2003-CB1 6.410%, (1-Month USD Libor+165 basis points), 6/10/2035[1,4,5]	734,109
3,500,000	RMF Buyout Issuance Trust 2021-HB1 6.000%, 11/25/2031[1,3,4]	2,345,777
	STAR 2021-SFR1 Trust
3,000,000	7.909%, (1-Month USD Libor+320 basis points), 4/17/2038[4,5]	2,848,071
3,633,000	9.159%, (1-Month USD Libor+445 basis points), 4/17/2038[4,5]	3,404,415
2,000,000	Triangle Re 2021-2 Ltd. 10.345%, (1-Month USD Libor+550 basis points), 10/25/2033[1,4,5]	2,010,045
	TOTAL ASSET-BACKED SECURITIES
	(Cost $65,882,010)	60,045,485

Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.1%
$2,158,000	Chase Mortgage Finance Corp. 11.060%, (30-Day SOFR Average+650 basis points), 2/25/2050[1,4,5]	$1,782,263
7,921,730	CHL Mortgage Pass-Through Trust 2005-3 0.000%, 4/25/2035[1,2,3]	658
3,500,000	Dominion Mortgage Trust 2021-RTL1 5.731%, 7/25/2027[1,4,6]	2,728,076
	Fannie Mae Connecticut Avenue Securities
4,100,000	14.095%, (1-Month USD Libor+925 basis points), 11/25/2039[1,4,5]	4,041,373
2,712,180	10.095%, (1-Month USD Libor+525 basis points), 10/25/2023[1,5]	2,760,365
2,762,265	9.745%, (1-Month USD Libor+490 basis points), 11/25/2024[1,5]	2,880,034
1,572,191	FARM Mortgage Trust 2021-1 3.237%, 7/25/2051[1,3,4]	986,161
2,227,840	FARM Mortgage Trust 2023-1 3.032%, 3/25/2052[1,3,4,7]	1,247,368
	JP Morgan Mortgage Trust 2020-8
801,054	3.501%, 3/25/2051[1,3,4]	538,540
855,000	3.501%, 3/25/2051[1,3,4]	393,215
1,882,831	3.501%, 3/25/2051[1,3,4]	662,502
2,451,507	JP Morgan Seasoned Mortgage Trust 2014-1 5.007%, 5/25/2033[1,3,4]	2,224,422
1,844,355	JP Morgan Trust 2015-1 5.695%, 12/25/2044[1,3,4]	1,789,933
3,903,156	LSTAR Securities Investment Ltd. 2023-1 8.050%, (SOFR Rate+350 basis points), 1/1/2028[1,4,5,7]	3,903,156
	Morgan Stanley Residential Mortgage Loan Trust 2021-2
1,674,030	2.899%, 5/25/2051[1,3,4]	1,022,972
1,500,000	2.899%, 5/25/2051[1,3,4]	478,224
1,235,790	2.899%, 5/25/2051[1,3,4]	310,134
	Oceanview Mortgage Trust 2021-1
1,543,000	2.724%, 5/25/2051[1,3,4]	610,094
772,000	2.724%, 5/25/2051[1,3,4]	234,762
	Oceanview Mortgage Trust 2021-3
1,406,000	2.715%, 6/25/2051[1,3,4]	547,019
527,000	2.715%, 6/25/2051[1,3,4]	158,568
884,532	Western Mortgage Reference Notes Series 2021-CL2 11.060%, (30-Day SOFR Average+650 basis points), 7/25/2059[1,4,5]	793,720
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $34,432,381)	30,093,559

Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 0.0%
	FINANCIALS — 0.0%
$750,000	First Matrix RMOF Trust 0.000% 10/1/20293,7,8,*	$—
	TOTAL FINANCIALS
	(Cost $6,456)	—
	TOTAL CORPORATE BONDS
	(Cost $6,456)	—
	U.S. TREASURY BILLS — 9.3%
	United States Treasury Bill
5,000,000	0.000%, 6/27/2023	4,945,960
5,000,000	0.000%, 7/11/2023	4,935,420
	TOTAL U.S. TREASURY BILLS
	(Cost $9,870,897)	9,881,380

Number of Shares
	SHORT-TERM INVESTMENTS — 7.4%
7,891,106	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 4.657%[9]	7,891,106
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,891,106)	7,891,106
	TOTAL INVESTMENTS — 100.9%
	(Cost $118,082,850)	107,911,530
	Liabilities in Excess of Other Assets — (0.9)%	(912,534)
	TOTAL NET ASSETS — 100.0%	$106,998,996

LP – Limited Partnership

[1]Callable.
[2]Interest-only security.
[3]Variable rate security.
[4]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $74,878,605, which represents 70.0% of total net assets of the Fund.
[5]Floating rate security.
[6]Step rate security.
[7]Level 3 securities fair valued under procedures established by the Board of Trustees, represents 4.8% of Net Assets. The total value of these securities is $5,150,524.
[8]Security is in default.
[9]The rate is the annualized seven-day yield at period end.
*Non-income producing security.